Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Not measured at fair value
Fair values of financial assets and financial liabilities
Financial assets	$ 885,100	$ 887,943
Financial assets, Fair Value	884,334	883,598
Financial liabilities	897,229	863,901
Financial liabilities, Fair Value	900,115	864,397
Not measured at fair value | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	3,078	3,525
Financial liabilities, Fair Value	3,078	3,525
Not measured at fair value | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	673,611	640,948
Financial liabilities, Fair Value	674,384	641,330
Not measured at fair value | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	18,758	32,901
Financial liabilities, Fair Value	18,758	32,901
Not measured at fair value | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	163,899	153,351
Financial liabilities, Fair Value	164,505	153,129
Not measured at fair value | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	37,883	33,176
Financial liabilities, Fair Value	39,390	33,512
Not measured at fair value | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	65,667	102,522
Financial assets, Fair Value	65,667	102,522
Not measured at fair value | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	6,269	4,535
Financial assets, Fair Value	6,269	4,535
Not measured at fair value | Investment securities
Fair values of financial assets and financial liabilities
Financial assets	1,166	1,432
Financial assets, Fair Value	1,166	1,432
Not measured at fair value | Loans
Fair values of financial assets and financial liabilities
Financial assets	806,542	773,235
Financial assets, Fair Value	805,776	768,890
Not measured at fair value | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	5,456	6,219
Financial assets, Fair Value	5,456	6,219
Not measured at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	71,936	107,057
Financial liabilities, Fair Value	3,078	3,525
Not measured at fair value | Level 1 | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	3,078	3,525
Not measured at fair value | Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	65,667	102,522
Not measured at fair value | Level 1 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	6,269	4,535
Not measured at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,908	6,730
Financial liabilities, Fair Value	891,413	855,543
Not measured at fair value | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	670,515	636,999
Not measured at fair value | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	18,758	32,901
Not measured at fair value | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	162,750	152,131
Not measured at fair value | Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	39,390	33,512
Not measured at fair value | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	452	511
Not measured at fair value | Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,456	6,219
Not measured at fair value | Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	806,490	769,811
Financial liabilities, Fair Value	5,624	5,329
Not measured at fair value | Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	3,869	4,331
Not measured at fair value | Level 3 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	1,755	998
Not measured at fair value | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	714	921
Not measured at fair value | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	805,776	768,890
Parent Entity
Fair values of financial assets and financial liabilities
Long-term debt instruments with equity characteristics included in investments in subsidiaries	778	689
Parent Entity | Not measured at fair value
Fair values of financial assets and financial liabilities
Financial assets	829,968	833,642
Financial assets, Fair Value	829,184	830,341
Financial liabilities	850,916	814,458
Financial liabilities, Fair Value	853,570	815,107
Parent Entity | Not measured at fair value | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	2,935	3,243
Financial liabilities, Fair Value	2,935	3,243
Parent Entity | Not measured at fair value | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	599,314	565,384
Financial liabilities, Fair Value	599,992	565,753
Parent Entity | Not measured at fair value | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	14,598	26,853
Financial liabilities, Fair Value	14,598	26,853
Parent Entity | Not measured at fair value | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	141,921	133,105
Financial liabilities, Fair Value	142,427	133,039
Parent Entity | Not measured at fair value | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities	55,378	53,788
Financial liabilities, Fair Value	55,378	53,788
Parent Entity | Not measured at fair value | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	36,770	32,085
Financial liabilities, Fair Value	38,240	32,431
Parent Entity | Not measured at fair value | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	58,400	93,466
Financial assets, Fair Value	58,400	93,466
Parent Entity | Not measured at fair value | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	6,199	4,505
Financial assets, Fair Value	6,199	4,505
Parent Entity | Not measured at fair value | Investment securities
Fair values of financial assets and financial liabilities
Financial assets	69	49
Financial assets, Fair Value	69	49
Parent Entity | Not measured at fair value | Loans
Fair values of financial assets and financial liabilities
Financial assets	709,832	678,014
Financial assets, Fair Value	709,048	674,713
Parent Entity | Not measured at fair value | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets	50,517	51,796
Financial assets, Fair Value	50,517	51,796
Parent Entity | Not measured at fair value | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	4,951	5,812
Financial assets, Fair Value	4,951	5,812
Parent Entity | Not measured at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	64,599	97,971
Financial liabilities, Fair Value	2,935	3,243
Parent Entity | Not measured at fair value | Level 1 | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	2,935	3,243
Parent Entity | Not measured at fair value | Level 1 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	58,400	93,466
Parent Entity | Not measured at fair value | Level 1 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	6,199	4,505
Parent Entity | Not measured at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	9,634	10,086
Financial liabilities, Fair Value	797,357	760,041
Parent Entity | Not measured at fair value | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	598,587	564,310
Parent Entity | Not measured at fair value | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	14,598	26,853
Parent Entity | Not measured at fair value | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	142,427	133,039
Parent Entity | Not measured at fair value | Level 2 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	3,505	3,408
Parent Entity | Not measured at fair value | Level 2 | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	38,240	32,431
Parent Entity | Not measured at fair value | Level 2 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,683	4,274
Parent Entity | Not measured at fair value | Level 2 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,951	5,812
Parent Entity | Not measured at fair value | Level 3
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	754,951	722,284
Financial liabilities, Fair Value	53,278	51,823
Parent Entity | Not measured at fair value | Level 3 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	1,405	1,443
Parent Entity | Not measured at fair value | Level 3 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	51,873	50,380
Parent Entity | Not measured at fair value | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	69	49
Parent Entity | Not measured at fair value | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	709,048	674,713
Parent Entity | Not measured at fair value | Level 3 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	$ 45,834	$ 47,522